NET PREMIUMS EARNED - General Insurance Gross Written Premiums After Adjustments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,884,845	S/ 2,642,947	S/ 2,308,143
Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 1,090,824	S/ 962,654	S/ 923,820
Servicewise participation rate in general insurance Gross Premium		100.00%	100.00%	100.00%
Automobile [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 357,796	S/ 340,236	S/ 308,910
Servicewise participation rate in general insurance Gross Premium		32.80%	35.34%	33.44%
Fire and allied lines [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 293,392	S/ 248,832	S/ 244,474
Servicewise participation rate in general insurance Gross Premium		26.90%	25.85%	26.46%
Theft and robbery [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 110,395	S/ 91,369	S/ 81,699
Servicewise participation rate in general insurance Gross Premium		10.12%	9.49%	8.84%
Technical lines [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 70,364	S/ 64,141	S/ 62,973
Servicewise participation rate in general insurance Gross Premium	[2]	6.45%	6.66%	6.82%
Third party liability [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 50,024	S/ 49,421	S/ 44,536
Servicewise participation rate in general insurance Gross Premium		4.59%	5.13%	4.82%
Transport [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 44,368	S/ 49,441	S/ 46,534
Servicewise participation rate in general insurance Gross Premium		4.07%	5.14%	5.04%
SOAT (Mandatory automobile line) [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 41,068	S/ 32,015	S/ 24,573
Servicewise participation rate in general insurance Gross Premium		3.76%	3.33%	2.66%
Marine Hull [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 27,005	S/ 27,394	S/ 27,317
Servicewise participation rate in general insurance Gross Premium		2.48%	2.85%	2.96%
Aviation [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 42,191	S/ 16,173	S/ 25,185
Servicewise participation rate in general insurance Gross Premium		3.87%	1.68%	2.73%
Other [Member] | Groupo life [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 54,221	S/ 43,632	S/ 57,619
Servicewise participation rate in general insurance Gross Premium		4.96%	4.53%	6.23%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).